ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
Schedule of allowance for doubtful accounts activity
The Group’s accounts receivable is net of the allowance for doubtful accounts. Changes in allowance for doubtful accounts for the years ended December 31, 2016 and 2017 are as follows:

In millions of $	As of December 31,
	2016	2017

Beginning balance	23.7	22.3
Provision for doubtful debt	3.3	36.4
Write-off of doubtful debt	(3.2)	(0.1)
Effect of foreign currency translation	(1.5)	2.7

Ending balance	22.3	61.3